Earnings (loss) per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings (loss) per share	Earnings (loss) per share
Basic earnings (loss) per share and American Deposit Shares (ADS) amounts are calculated by dividing net income (loss) for the year attributable to all shareholders of the Company by the weighted average number of all shares or ADS outstanding during the year.
Diluted earnings per share and ADS amounts are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of shares or ADS outstanding during the year plus the weighted average number of shares or ADS that would be issued on the exercise of all the dilutive stock options and warrants, and upon vesting of restricted stock awards as well as conversion of convertible debt. Dilution is defined as a reduction of earnings per share or ADS or an increase of loss per share or ADS. As the exercise of all outstanding stock options and warrants as well as vesting as restricted stock awards and conversion of convertible debt, would decrease loss per ordinary share or ADS, they are considered to be anti-dilutive and excluded from the calculation of loss per ordinary share or ADS.
Basic and diluted earnings (loss) per ADS presented below reflect the ADS ratio in which each ADS represents 4 ordinary shares.
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2021	2022	2023
	(in thousands, except share and per share data)
Profit (Loss)	$(20,263)	$(9,008)	$(40,990)
Weighted average number of shares outstanding for basic EPS	146,691,784	184,587,104	225,183,996
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	—
Net effect of vesting of restricted stock	—	—	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	146,691,784	184,587,104	225,183,996
Basic earnings (loss) per share	$(0.14)	$(0.05)	$(0.18)
Diluted earnings (loss) per share	$(0.14)	$(0.05)	$(0.18)
ADS outstanding for basic and diluted earnings (loss) per ADS	36,672,946	46,146,776	56,295,999
Basic earnings (loss) per ADS	$(0.55)	$(0.20)	$(0.73)
Diluted earnings (loss) per ADS	$(0.55)	$(0.20)	$(0.73)